                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                       HARTFORD LEADERS VUL JOINT LEGACY
                      HARTFORD LEADERS VUL JOINT LEGACY II

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 3, 2010 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.90%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                          FUND FEES
                                          MANAGEMENT         (12B-1)           OTHER             AND
UNDERLYING FUND:                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.92%             N/A             0.30%            0.12%
 Invesco V.I. Core Equity Fund --
  Series I                                     0.61%             N/A             0.28%             N/A
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  0.75%             N/A             0.39%             N/A
 Invesco V.I. International Growth
  Fund -- Series I                             0.71%             N/A             0.32%             N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.73%             N/A             0.30%             N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.74%             N/A             0.32%             N/A
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                    0.67%             N/A             0.28%             N/A
 Invesco Van Kampen V.I. Growth and
  Income Fund -- Series II                     0.56%            0.25%            0.28%             N/A
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                      0.75%             N/A             0.33%             N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      0.72%            0.25%            0.25%             N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                 0.55%            0.25%            0.11%             N/A
 AllianceBernstein VPS International
  Growth Portfolio - - Class B                 0.75%            0.25%            0.19%             N/A
 AllianceBernstein VPS International
  Value Portfolio --Class B                    0.75%            0.25%            0.07%             N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               0.55%            0.25%            0.33%             N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.75%            0.25%            0.08%             N/A
 AllianceBernstein VPS Value Portfolio
  -- Class B                                   0.55%            0.25%            0.16%             N/A

                                                              CONTRACTUAL           TOTAL ANNUAL
                                             TOTAL            FEE WAIVER           FUND OPERATING
                                             ANNUAL             AND/OR                EXPENSES
                                           OPERATING            EXPENSE                AFTER
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT           FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             1.34%               0.60%               0.74%       (1)
 Invesco V.I. Core Equity Fund --
  Series I                                     0.89%                N/A                0.89%       (2)
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  1.14%                N/A                1.14%       (2)
 Invesco V.I. International Growth
  Fund -- Series I                             1.03%                N/A                1.03%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  1.03%                N/A                1.03%       (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     1.06%                N/A                1.06%       (2)
 Invesco Van Kampen V.I. American
  Franchise Fund --Series I                    0.95%               0.05%               0.90%       (3)(5)
 Invesco Van Kampen V.I. Growth and
  Income Fund -- Series II                     1.09%               0.12%               0.97%       (4)
 Invesco Van Kampen V.I. Mid Cap
  Growth Fund -- Series I                      1.08%                N/A                1.08%       (3)(5)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      1.22%                N/A                1.22%       (6)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                 0.91%                N/A                0.91%
 AllianceBernstein VPS International
  Growth Portfolio - - Class B                 1.19%                N/A                1.19%
 AllianceBernstein VPS International
  Value Portfolio --Class B                    1.07%                N/A                1.07%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               1.13%                N/A                1.13%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    1.08%                N/A                1.08%
 AllianceBernstein VPS Value Portfolio
  -- Class B                                   0.96%                N/A                0.96%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                          FUND FEES
                                          MANAGEMENT         (12B-1)           OTHER             AND
UNDERLYING FUND:                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.30%            0.25%            0.01%             N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.41%            0.25%            0.01%             N/A
 American Funds Bond Fund --Class 2            0.36%            0.25%            0.02%             N/A
 American Funds Global Bond Fund --
  Class 2                                      0.53%            0.25%            0.03%             N/A
 American Funds Global Growth and
  Income Fund -- Class 2                       0.59%            0.25%            0.02%             N/A
 American Funds Global Growth Fund --
  Class 2                                      0.53%            0.25%            0.02%             N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.70%            0.25%            0.04%             N/A
 American Funds Growth Fund --Class 2          0.32%            0.25%            0.02%             N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.27%            0.25%            0.01%             N/A
 American Funds International Fund --
  Class 2                                      0.49%            0.25%            0.04%             N/A
 American Funds New World Fund --
  Class 2                                      0.73%            0.25%            0.05%             N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.56%            0.25%            0.09%             N/A
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio -- Service
  Class 2                                      0.56%            0.25%            0.30%             N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                  N/A             0.25%             N/A             0.56%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                  N/A             0.25%             N/A             0.60%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                  N/A             0.25%             N/A             0.65%
 Fidelity(R) VIP Growth Portfolio --
  Service Class 2                              0.56%            0.25%            0.11%             N/A
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.56%            0.25%            0.10%             N/A
 Fidelity(R) VIP Value Strategies
  Portfolio -- Service Class 2                 0.56%            0.25%            0.14%             N/A

                                                              CONTRACTUAL           TOTAL ANNUAL
                                             TOTAL            FEE WAIVER           FUND OPERATING
                                             ANNUAL             AND/OR                EXPENSES
                                           OPERATING            EXPENSE                AFTER
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT           FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.56%                N/A                0.56%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.67%                N/A                0.67%
 American Funds Bond Fund --Class 2            0.63%                N/A                0.63%
 American Funds Global Bond Fund --
  Class 2                                      0.81%                N/A                0.81%
 American Funds Global Growth and
  Income Fund -- Class 2                       0.86%                N/A                0.86%
 American Funds Global Growth Fund --
  Class 2                                      0.80%                N/A                0.80%
 American Funds Global Small
  Capitalization Fund -- Class 2               0.99%                N/A                0.99%
 American Funds Growth Fund --Class 2          0.59%                N/A                0.59%
 American Funds Growth-Income Fund --
  Class 2                                      0.53%                N/A                0.53%
 American Funds International Fund --
  Class 2                                      0.78%                N/A                0.78%
 American Funds New World Fund --
  Class 2                                      1.03%                N/A                1.03%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.90%                N/A                0.90%
 Fidelity(R) VIP Dynamic Capital
  Appreciation Portfolio -- Service
  Class 2                                      1.11%                N/A                1.11%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                  N/A                 N/A                0.81%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                  N/A                 N/A                0.85%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                  N/A                 N/A                0.90%
 Fidelity(R) VIP Growth Portfolio --
  Service Class 2                              0.92%                N/A                0.92%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.91%                N/A                0.91%
 Fidelity(R) VIP Value Strategies
  Portfolio -- Service Class 2                 0.95%                N/A                0.95%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                          FUND FEES
                                          MANAGEMENT         (12B-1)           OTHER             AND
UNDERLYING FUND:                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              0.65%            0.25%            0.27%            0.01%
 Franklin Income Securities Fund --
  Class 2                                      0.45%            0.25%            0.02%             N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.50%            0.25%            0.16%            0.01%
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   0.50%            0.25%            0.29%            0.01%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.35%             N/A             0.26%            0.01%
 Mutual Global Discovery Securities
  Fund -- Class 2                              0.80%            0.25%            0.17%             N/A
 Mutual Shares Securities Fund --
  Class 2                                      0.60%            0.25%            0.13%             N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.15%             N/A             0.25%             N/A
 Templeton Foreign Securities Fund --
  Class 2                                      0.64%            0.25%            0.15%            0.01%
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.46%            0.25%            0.10%             N/A
 Templeton Growth Securities Fund --
  Class 2                                      0.74%            0.25%            0.04%             N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.61%             N/A             0.05%             N/A
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                             0.80%             N/A             0.07%             N/A
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.62%             N/A             0.05%             N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.45%             N/A             0.03%             N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.61%             N/A             0.03%             N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.63%             N/A             0.04%             N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.71%             N/A             0.03%             N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.64%             N/A             0.03%             N/A

                                                              CONTRACTUAL           TOTAL ANNUAL
                                             TOTAL            FEE WAIVER           FUND OPERATING
                                             ANNUAL             AND/OR                EXPENSES
                                           OPERATING            EXPENSE                AFTER
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT           FEE WAIVER
--------------------------------------  -------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              1.18%               0.24%               0.94%       (7)(8)
 Franklin Income Securities Fund --
  Class 2                                      0.72%                N/A                0.72%       (9)
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.92%                N/A                0.92%       (8)
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                   1.05%                N/A                1.05%       (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.62%               0.01%               0.61%       (8)
 Mutual Global Discovery Securities
  Fund -- Class 2                              1.22%                N/A                1.22%
 Mutual Shares Securities Fund --
  Class 2                                      0.98%                N/A                0.98%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.40%                N/A                1.40%
 Templeton Foreign Securities Fund --
  Class 2                                      1.05%                N/A                1.05%       (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.81%                N/A                0.81%       (9)
 Templeton Growth Securities Fund --
  Class 2                                      1.03%                N/A                1.03%       (9)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.66%                N/A                0.66%
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                             0.87%                N/A                0.87%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.67%                N/A                0.67%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.48%                N/A                0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA         0.64%                N/A                0.64%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.67%                N/A                0.67%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.74%                N/A                0.74%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.67%                N/A                0.67%

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                          FUND FEES
                                          MANAGEMENT         (12B-1)           OTHER             AND
UNDERLYING FUND:                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Hartford Global Growth HLS Fund --
  Class IA                                     0.74%             N/A             0.06%             N/A
 Hartford Global Research HLS Fund --
  Class IA                                     0.90%             N/A             0.13%             N/A
 Hartford Growth HLS Fund --Class IA           0.78%             N/A             0.04%             N/A
 Hartford High Yield HLS Fund - -
  Class IA                                     0.69%             N/A             0.05%             N/A
 Hartford Index HLS Fund --Class IA            0.30%             N/A             0.03%             N/A
 Hartford International Opportunities
  HLS Fund --Class IA                          0.67%             N/A             0.06%             N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.40%             N/A             0.02%             N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.68%             N/A             0.03%             N/A
 Hartford Stock HLS Fund --Class IA            0.47%             N/A             0.03%             N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.46%             N/A             0.03%             N/A
 Hartford Value HLS Fund --Class IA            0.72%             N/A             0.03%             N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.50%             N/A             0.43%             N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        0.75%             N/A             0.48%             N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.50%             N/A             0.42%             N/A
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class         0.75%             N/A             0.09%             N/A
 MFS(R) Investors Trust Series --
  Initial Class                                0.75%             N/A             0.07%             N/A
 MFS(R) Research Bond Series --
  Initial Class                                0.50%             N/A             0.07%             N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.75%             N/A             0.06%             N/A
 MFS(R) Value Series -- Initial Class          0.74%             N/A             0.06%             N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                     0.68%            0.25%            0.12%             N/A

                                                              CONTRACTUAL           TOTAL ANNUAL
                                             TOTAL            FEE WAIVER           FUND OPERATING
                                             ANNUAL             AND/OR                EXPENSES
                                           OPERATING            EXPENSE                AFTER
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT           FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 Hartford Global Growth HLS Fund --
  Class IA                                     0.80%                N/A                0.80%
 Hartford Global Research HLS Fund --
  Class IA                                     1.03%                N/A                1.03%
 Hartford Growth HLS Fund --Class IA           0.82%                N/A                0.82%
 Hartford High Yield HLS Fund - -
  Class IA                                     0.74%                N/A                0.74%
 Hartford Index HLS Fund --Class IA            0.33%                N/A                0.33%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.73%                N/A                0.73%
 Hartford Money Market HLS Fund --
  Class IA                                     0.42%                N/A                0.42%
 Hartford Small Company HLS Fund --
  Class IA                                     0.71%                N/A                0.71%
 Hartford Stock HLS Fund --Class IA            0.50%                N/A                0.50%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.49%                N/A                0.49%
 Hartford Value HLS Fund --Class IA            0.75%                N/A                0.75%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.93%               0.03%               0.90%      (10)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        1.23%               0.08%               1.15%      (10)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.92%                N/A                0.92%
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class         0.84%                N/A                0.84%
 MFS(R) Investors Trust Series --
  Initial Class                                0.82%                N/A                0.82%
 MFS(R) Research Bond Series --
  Initial Class                                0.57%                N/A                0.57%
 MFS(R) Total Return Series --Initial
  Class                                        0.81%               0.03%               0.78%      (11)
 MFS(R) Value Series -- Initial Class          0.80%                N/A                0.80%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                     1.05%                N/A                1.05%      (12)(13)

                                                          DISTRIBUTION
                                                             AND/OR                           ACQUIRED
                                                             SERVICE                          FUND FEES
                                          MANAGEMENT         (12B-1)           OTHER             AND
UNDERLYING FUND:                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                            0.65%            0.25%            0.11%             N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               0.66%            0.25%            0.12%             N/A
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares          0.69%            0.25%            0.14%             N/A
 Oppenheimer Value Fund/VA --Service
  Shares                                       0.75%            0.25%            0.90%             N/A
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                     0.55%            0.25%            0.21%             N/A
 Putnam VT Equity Income Fund -- Class
  IB                                           0.48%            0.25%            0.16%            0.05%
 Putnam VT Global Asset Allocation
  Fund -- Class IB                             0.60%            0.25%            0.28%             N/A
 Putnam VT International Equity Fund
  -- Class IB                                  0.70%            0.25%            0.17%             N/A
 Putnam VT International Value Fund --
  Class IB                                     0.70%            0.25%            0.23%             N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                     0.63%            0.25%            0.15%            0.11%
 Putnam VT Voyager Fund --Class IB             0.56%            0.25%            0.16%             N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                     0.75%            0.35%            0.30%             N/A

                                                              CONTRACTUAL           TOTAL ANNUAL
                                             TOTAL            FEE WAIVER           FUND OPERATING
                                             ANNUAL             AND/OR                EXPENSES
                                           OPERATING            EXPENSE                AFTER
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT           FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                            1.01%                N/A                1.01%      (12)(13)
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               1.03%                N/A                1.03%      (12)(13)
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares          1.08%                N/A                1.08%      (12)(13)
 Oppenheimer Value Fund/VA --Service
  Shares                                       1.90%                N/A                1.90%      (12)(13)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                     1.01%                N/A                1.01%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.94%                N/A                0.94%
 Putnam VT Global Asset Allocation
  Fund -- Class IB                             1.13%                N/A                1.13%
 Putnam VT International Equity Fund
  -- Class IB                                  1.12%                N/A                1.12%
 Putnam VT International Value Fund --
  Class IB                                     1.18%                N/A                1.18%
 Putnam VT Small Cap Value Fund --
  Class IB                                     1.14%                N/A                1.14%
 Putnam VT Voyager Fund --Class IB             0.97%                N/A                0.97%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                     1.40%               0.25%               1.15%      (14)

NOTES

(1) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(3) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.90% for the Invesco Van Kampen V.I. American Franchise Fund and 1.09% for the Invesco Van Kampen V.I. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(4) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(5) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

(6) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

(7) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including but not limited to, those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2013. This waiver is separate from the waiver related to the Sweep Money Fund.

(8) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.

(9)  The Fund administration fee is paid indirectly through the management fee.

(10) For the period May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that total net annual operating expenses do not exceed an annualized rate of 0.90% for the Lord Abbett Bond-Debenture Portfolio, 1.15% for the Lord Abbett Capital Structure Portfolio, 0.95% for the Lord Abbett Classic Stock Portfolio and 1.15% for the Lord Abbett Fundamental Equity Portfolio. This agreement may be terminated only upon the Fund's Board of Directors.

(11) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

(12) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid- Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA and 1.25% for the Oppenheimer Global Securities Fund/VA.

(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

(14) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed the following expense caps. 1.47% for UIF Emerging Markets Equity Portfolio -- Class II, 1.20% for UIF Global Franchise Portfolio -- Class II, 1.15% for UIF Mid Cap Growth Portfolio -- Class II and 1.25% for UIF Small Company Growth Portfolio -- Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation     Total return with a low to moderate        Invesco Advisers, Inc.
  Fund -- Series I                         correlation to traditional financial
                                           market indices
 Invesco V.I. Core Equity Fund -- Series   Seeks long-term growth of capital          Invesco Advisers, Inc.
  I
 Invesco V.I. Global Real Estate Fund --   Total return through growth of capital     Invesco Advisers, Inc.
  Series I                                 and current income                         Invesco Asset Management Limited
 Invesco V.I. International Growth Fund    Seeks long-term growth of capital          Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Mid Cap Core Equity Fund --  Seeks long-term growth of capital          Invesco Advisers, Inc.
  Series I
 Invesco V.I. Small Cap Equity Fund --     Seeks long-term growth of capital          Invesco Advisers, Inc.
  Series I
 Invesco Van Kampen V.I. American          Seeks capital growth                       Invesco Advisers, Inc.
  Franchise Fund -- Series I (1)
 Invesco Van Kampen V.I. Growth and        Seeks to provide long-term growth of       Invesco Advisers, Inc.
  Income Fund -- Series II (a)             capital and income primarily through
                                           investments in common stocks
 Invesco Van Kampen V.I. Mid Cap Growth
  Fund -- Series I
 Invesco Van Kampen V.I. U.S. Mid Cap      Above-average total return over a market   Invesco Advisers, Inc.
  Value Fund -- Series II (a)(2)           cycle of three to five years by investing
                                           in common stocks and other equity
                                           securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth     Maximize total return consistent with      AllianceBernstein, L.P.
  Strategy Portfolio -- Class B            Adviser's determination of reasonable
                                           risk
 AllianceBernstein VPS International       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Growth Portfolio -- Class B (a)
 AllianceBernstein VPS International       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Real Estate         Seeks total return from long-term growth   AllianceBernstein, L.P.
  Investment Portfolio -- Class B          of capital and income
 AllianceBernstein VPS Small/Mid Cap       Seeks long-term growth of capital          AllianceBernstein, L.P.
  Value Portfolio -- Class B
 AllianceBernstein VPS Value Portfolio --  Seeks long-term growth of capital          AllianceBernstein, L.P.
  Class B (a)

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund --   Seeks high total return, including income  Capital Research and Management Company
  Class 2                                  and capital gains, consistent with the
                                           preservation of capital over the long
                                           term by investing in a diversified
                                           portfolio of common stocks and
                                           fixed-income securities.
 American Funds Blue Chip Income and       Seeks to produce income exceeding the      Capital Research and Management Company
  Growth Fund -- Class 2                   average yield on U.S. stocks generally
                                           and to provide an opportunity for growth
                                           of principal consistent with sound common
                                           stock investing through investments in
                                           dividend-paying quality common stocks.
 American Funds Bond Fund -- Class 2       Seeks a high level of current income as    Capital Research and Management Company
                                           is consistent with preservation of
                                           capital by investing primarily in bonds.
 American Funds Global Bond Fund -- Class  Seeks a long term high level of total      Capital Research and Management Company
  2                                        return consistent with prudent investment
                                           management by investing primarily in a
                                           global portfolio of investment-grade
                                           bonds.
 American Funds Global Growth and Income   Seeks to provide long-term growth of       Capital Research and Management Company
  Fund -- Class 2                          capital with current income by investing
                                           in well-established, companies located
                                           around the world.
 American Funds Global Growth Fund --      Seeks growth of capital over time by       Capital Research and Management Company
  Class 2                                  investing primarily in common stocks of
                                           companies located around the world.
 American Funds Global Small               Seeks growth of capital over time by       Capital Research and Management Company
  Capitalization Fund -- Class 2           investing primarily in stocks of smaller
                                           companies located around the world.
 American Funds Growth Fund -- Class 2     Seeks to provide long-term growth of       Capital Research and Management Company
                                           capital.
 American Funds Growth-Income Fund --      Seeks capital growth and income over time  Capital Research and Management Company
  Class 2                                  by investing primarily in U.S. common
                                           stocks or other securities that
                                           demonstrate the potential for capital
                                           appreciation and/or dividends.
 American Funds International Fund --      Seeks growth of capital over time by       Capital Research and Management Company
  Class 2                                  investing primarily in common stocks of
                                           companies located outside the United
                                           States, including in emerging and
                                           developing countries.
 American Funds New World Fund -- Class 2  Seeks long-term growth of capital by       Capital Research and Management Company
                                           investing primarily in stocks and bonds
                                           of companies with significant exposure to
                                           countries with developing economies
                                           and/or markets.

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio   Seeks long-term capital appreciation       Fidelity Management & Research Company
  -- Service Class 2                                                                  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital           Seeks capital appreciation                 Fidelity Management & Research Company
  Appreciation Portfolio -- Service Class                                             Sub-advised by FMR Co., Inc. and other
  2 (a)                                                                               Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Freedom 2020 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Freedom 2030 Portfolio    Seeks high total return with a secondary   Strategic Advisers, Inc.
  -- Service Class 2                       objective of principal preservation as
                                           the fund approaches its target date and
                                           beyond
 Fidelity(R) VIP Growth Portfolio --       Seeks to achieve capital appreciation      Fidelity Management & Research Company
  Service Class 2 (a)                                                                 Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio --      Seeks long-term growth of capital          Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Value Strategies          Seeks capital appreciation                 Fidelity Management & Research Company
  Portfolio -- Service Class 2 (a)                                                    Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities Fund  Seeks capital appreciation                 Franklin Advisers, Inc.
  -- Class 2
 Franklin Income Securities Fund -- Class  Seeks to maximize income while             Franklin Advisers, Inc.
  2                                        maintaining prospects for capital
                                           appreciation
 Franklin Small Cap Value Securities Fund  Seeks long-term total return               Franklin Advisory Services, LLC
  -- Class 2
 Franklin Small-Mid Cap Growth Securities  Seeks long-term capital growth             Franklin Advisers, Inc.
  Fund -- Class 2
 Franklin Strategic Income Securities      Seeks a high level of current income,      Franklin Advisers, Inc.
  Fund -- Class 1                          with capital appreciation over the long
                                           term as a secondary goal
 Mutual Global Discovery Securities Fund   Seeks capital appreciation                 Franklin Mutual Advisers, LLC
  -- Class 2                                                                          Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2  Capital appreciation, with income as a     Franklin Mutual Advisers, LLC
                                           secondary goal
 Templeton Developing Markets Securities   Seeks long-term capital appreciation       Templeton Asset Management Ltd.
  Fund -- Class 1
 Templeton Foreign Securities Fund --      Seeks long-term capital growth             Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund --  Seeks high current income, consistent      Franklin Advisers, Inc.
  Class 2                                  with preservation of capital, with
                                           capital appreciation as a secondary
                                           consideration
 Templeton Growth Securities Fund --       Seeks long-term capital growth             Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund    Seeks capital appreciation                 HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund    Seeks long-term growth of capital          HL Investment Advisors, LLC
  -- Class IA (a)                                                                     Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford SmallCap Growth HLS Fund --      Seeks long-term capital appreciation       HL Investment Advisors, LLC
  Class IA (a)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities HLS   Seeks to maximize total return while       HL Investment Advisors, LLC
  Fund -- Class IA                         providing shareholders with a high level   Sub-advised by Wellington Management
                                           of current income consistent with prudent  Company, LLP
                                           investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA    Seeks long-term total return               HL Investment Advisors, LLC
  (a)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund    Seeks growth of capital                    HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund --   Seeks growth of capital                    HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund --  Seeks a high level of current income       HL Investment Advisors, LLC
  Class IA                                 consistent with growth of capital          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -- Class  Seeks growth of capital                    HL Investment Advisors, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --      Seeks long-term capital appreciation       HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund -- Class IA      Seeks long-term capital appreciation       HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class IA  Seeks to provide high current income, and  HL Investment Advisors, LLC
                                           long-term return                           Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class IA       Seeks to provide investment results which  HL Investment Advisors, LLC
                                           approximate the price and yield            Sub-advised by Hartford Investment
                                           performance of publicly traded common      Management Company
                                           stocks in the aggregate.
 Hartford International Opportunities HLS  Seeks long-term growth of capital          HL Investment Advisors, LLC
  Fund -- Class IA                                                                    Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund -- Class   Maximum current income consistent with     HL Investment Advisors, LLC
  IA*                                      liquidity and preservation of capital      Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund -- Class  Seeks growth of capital                    HL Investment Advisors, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IA (a)   Seeks long-term growth of capital          HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --    Seeks a competitive total return, with     HL Investment Advisors, LLC
  Class IA                                 income as a secondary objective            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IA       Seeks long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio --   Seeks high current income and the          Lord, Abbett & Co. LLC
  Class VC                                 opportunity for capital appreciation to
                                           produce a high total return
 Lord Abbett Capital Structure Portfolio   Seeks current income and capital           Lord, Abbett & Co. LLC
  -- Class VC (a)                          appreciation
 Lord Abbett Growth and Income Portfolio   Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
  -- Class VC                              income without excessive fluctuations in
                                           market value
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class     Seeks capital appreciation                 MFS Investment Management
 MFS(R) Investors Trust Series -- Initial  Seeks capital appreciation                 MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial    Total return with an emphasis on current   MFS Investment Management
  Class                                    income, but also considering capital
                                           appreciation
 MFS(R) Total Return Series -- Initial     Seeks total return                         MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class      Seeks capital appreciation                 MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation Fund/VA  Seeks to achieve capital appreciation by   OppenheimerFunds, Inc.
  -- Service Shares (a)                    investing in securities of well-known
                                           established companies.
 Oppenheimer Global Securities Fund/VA --  Seeks long-term capital appreciation by    OppenheimerFunds, Inc.
  Service Shares (a)                       investing a substantial portion of its
                                           assets in securities of foreign issuers,
                                           "growth-type" companies, cyclical
                                           industries and special situations that
                                           are considered to have appreciation
                                           possibilities

FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --     Seeks a high total return                  OppenheimerFunds, Inc.
  Service Shares (a)
 Oppenheimer Main Street Small- & Mid-Cap  Seeks capital appreciation                 OppenheimerFunds, Inc.
  Fund(R)/VA -- Service Shares (a)
 Oppenheimer Value Fund/VA -- Service      Seeks long-term growth of capital by       OppenheimerFunds, Inc.
  Shares (a)                               investing primarily in common stocks with
                                           low price-earnings ratios and
                                           better-than-anticipated earnings with
                                           realization of current income as a
                                           secondary consideration
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --      As high a level of current income as       Putnam Investment Management, LLC
  Class IB (a)                             Putnam Management believes is consistent
                                           with preservation of capital
 Putnam VT Equity Income Fund -- Class IB  Capital growth and current income          Putnam Investment Management, LLC
 Putnam VT Global Asset Allocation Fund    Long-term return consistent with           Putnam Investment Management, LLC
  -- Class IB (a)                          preservation of capital                    Putnam Advisory Company, LLC
 Putnam VT International Equity Fund --    Capital appreciation                       Putnam Investment Management, LLC
  Class IB (a)                                                                        Putnam Advisory Company, LLC
 Putnam VT International Value Fund --     Capital growth. Current income is a        Putnam Investment Management, LLC
  Class IB (a)                             secondary objective                        Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund -- Class   Capital appreciation                       Putnam Investment Management, LLC
  IB (a)
 Putnam VT Voyager Fund -- Class IB        Capital appreciation                       Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class II  Seeks long-term capital growth by          Morgan Stanley Investment Management Inc.
  (a)                                      investing primarily in common stocks and
                                           other equity securities

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.
(a) Closed to all premium payments and transfers of account value for all policies issued on or after 10/12/2009.

NOTES

(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund -- Series

(2) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 2010 version of the prospectus for more information or contact Us.

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4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

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